Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2015
Discontinued Operation, Income (Loss) from Discontinued Operation Disclosures [Abstract]
Operating Results Relating To Assets Disposed
The operating results relating to discontinued operations are as follows (in thousands):

	Year ended December 31,
	2015	2014	2013
Rental revenue	$—	$3	$1,685
Tenant reimbursements	68	—	513
Other income	172	—	426
Total revenue	240	3	2,624
Property operating expense (income)	12	(484)	45
Other expense (income)	—	(18)	547
Interest expense, net	—	—	(29)
Transaction costs (benefit)	—	(3,376)	—
Depreciation and amortization	—	—	1,728
Income before income taxes	228	3,881	333
Income tax expense	29	—	—
Income before gain on sale of real estate	199	3,881	333
Gain on sale of real estate	—	—	4,256
Net income	$199	$3,881	$4,589